     ----------------------------------------------------------------------
                                 MORGAN STANLEY
                                INDIA INVESTMENT
                                   FUND, INC.
     ----------------------------------------------------------------------


                              FIRST QUARTER REPORT
                                 MARCH 31, 1999
              MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
                               INVESTMENT ADVISER





                                 MORGAN STANLEY
                           INDIA INVESTMENT FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Michael F. Klein
PRESIDENT AND DIRECTOR

John S.Y. Chu
DIRECTOR

Gerard E. Jones
DIRECTOR

Gerard Lahausse de la Louviere
DIRECTOR

John A. Levin
DIRECTOR

Fergus Reid
DIRECTOR

Samuel T. Reeves
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT AND ACTING SECRETARY

Harold J. Schaaff, Jr.
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Joanna M. Haigney
TREASURER

Belinda A. Brady
ASSISTANT TREASURER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/ investmentmanagement.

LETTER TO SHAREHOLDERS
---------

For the three months ended March 31, 1999, the Morgan Stanley India Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 36.89% compared to 21.68% for the U.S. dollar adjusted Bombay Stock Exchange
(BSE) National Index (the "Index"). For the period since the Fund's inception on February 25, 1994 through March 31, 1999, the Fund's total return, based on net asset value per share, was -9.43% compared to -39.64% for the Index. On March 31, 1999, the closing price of the Fund's shares on the New York Stock Exchange was $9 1/8 representing a 27.4% discount to the Fund's net asset value per share.

In what's become typical over the past few years, the Indian equity market managed to again stage a strong rally in the first quarter. Right through the bear market, now in its fifth year, the stock market has registered its strongest performance in the first quarter of the calendar year. The favorable price move this time around was attributed to a significant fall in the rate of inflation, a growing perception that the economic cycle may be close to a bottom and, probably most importantly, a renewed attempt on the part of the government to push ahead with key economic reforms. Also sentiment had become very bearish late last year and in such circumstances it takes only marginal net buying to liven price action.

The leadership to the market was provided by the technology sector, which has for a fair while been operating in a bull-market zone of its own. While the technology sector did grab the headlines, along with some consumer goods and pharmaceutical stocks, the real story of the year-to-date in the Indian stock market, in our minds, has been the stellar performance of stocks outside the popular technology, pharmaceuticals and consumer good sectors. Even in some of the most run-down sectors, certain large-cap stocks have managed to rise by anywhere between 50%-500% over the past quarter.

So contrary to popular perception, the latest bull-run has not been confined to just three sectors. Market breadth has widened considerably and is reflected in the fact that the number of stocks traded this year has more than doubled from 900 to around 2,000. However, we do not think the rise can be attributed to the market discounting of a broad-based economic recovery.

There is a growing perception that things have gotten as bad as they can possibly get, so the risks on the economic front have to be on the upside. The rally in the stocks outside the famed sectors has really been reflexive in nature (sharp bounces on the back of incremental buying from a very cheap and oversold state). Of course, the restructuring story has been the trigger and that is why the leading names in the run-down sectors have benefited the most.

The grueling bear market conditions of the past four years and the recessionary trend in the real economy of the past thirty months has forced the Indian corporate sector to get into very lean shape. While its true that the hostile environment continues to whittle away at even the emaciated structure, global experience clearly shows that when the macro-economy turns around, the return on equity in the micro-economy would stand to be very large. Here, even though signs of any recovery remain far from apparent, there are signs that the economy could be past its worst point in the current cycle.

The encouraging development on the macro-economic front in the first quarter was the presentation of the budget - the annual event which always gets top billing given the fact that alot of the macro-economic reforms for the year are loaded into the finance minister's budget speech. Going into the budget, expectations of market participants were very low and even though the finance minister did not present a "breakthrough" budget, it was enough for the markets to get a budget that seemed to carry the reform process even incrementally forward. For the financial markets specifically, there were a number of proposals in the budget that aimed to revive the capital markets. But while the budget did come out better than what the market had discounted, it was still seen as being short of a policy announcement that would decisively lift the Indian economy's growth trajectory.

Probably, the more important concern for the financial markets is the current political situation, with only a caretaker government in place and elections still a few months away. The composition of the just dissolved parliament was such that it was virtually impossible for any party to form a stable government. In short, we think the Indian stock market is on the edge of breaking out of a bear market. The breakout is being held back somewhat by the moribund macro-economy, fortunes of which are tied to the political situation. We remain hopeful that both the political and economic cycle will start moving in sync in the right direction in the coming few months.

On August 10, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. From that date through March 31, 1999, the Fund repurchased 2,553,000 shares or 7.15% of its Common Stock at an average price per share of $7.27 and an average discount of 25.88% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board.

Sincerely,


/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

April 1999

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.


--------------------------------------------------------------------------------

Daily net asset and market values, as well as monthly portfolio characteristics, can now be accessed at WWW.MSDW.COM/INSTITUTIONAL/INVESTMENTMANAGEMENT.

Morgan Stanley India Investment Fund, Inc.
Investment Summary as of March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


HISTORICAL
INFORMATION                                                                     TOTAL RETURN (%)
                                              ------------------------------------------------------------------------------------
                                                MARKET VALUE (1)              NET ASSET VALUE (2)                INDEX (3)
                                              -----------------------       -------------------------    -------------------------
                                                             AVERAGE                         AVERAGE                      AVERAGE
                                              CUMULATIVE      ANNUAL        CUMULATIVE        ANNUAL     CUMULATIVE        ANNUAL
                                              ----------     -------        ----------       -------     ----------       -------
                    Fiscal Year to Date          35.19%          --            36.89%            --         21.68%            --
                    One Year                     14.96        14.96%           33.12          33.12%        -9.44          -9.44%
                    Five Year                   -29.42        -6.73            -9.04          -1.88        -33.08          -7.72
                    Since Inception*            -34.30        -7.91            -9.43          -1.92        -39.64          -9.44

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION


                                    [GRAPH]

                                                                YEAR ENDED DECEMBER 31,                              THREE MONTHS
                                                                                                                        ENDED
                                                                                                                      MARCH 31,
                                       1994*            1995            1996            1997            1998            1999
                                     --------         --------        --------        --------        --------      --------------
Net Asset Value Per Share. . . . .   $ 13.99          $  8.91         $  8.81         $  8.83         $  9.19          $ 12.58
Market Value Per Share . . . . . .   $ 11.25          $  9.13         $  9.50         $  8.38         $  6.75          $  9.13
Premium/(Discount) . . . . . . . .     -19.6%             2.5%            7.8%           -5.1%          -26.6%           -27.4%
Capital Gains Distributions. . . .   $  0.17               --              --              --              --               --
Fund Total Return (2). . . . . . .      0.72%          -36.31%          -1.12%           0.23%           4.08%           36.89%
Index Total Return (3) . . . . . .     -7.88%          -31.53%          -6.49%           6.43%         -20.98%           21.68%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Bombay Stock Exchange (BSE) National Index is a market capitalization weighted index including the equity shares of 100 companies from the "Specified" and the "Non-specified" list of the 5 major stock exchanges, namely, Bombay, Calcutta, Delhi, Ahmedabad and Madras.
*   The Fund commenced operations on February 25, 1994.

Morgan Stanley India Investment Fund, Inc.
Portfolio Summary as of March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                           [CHART]

Equity Securities                 (98.6%)
Fixed Income Securities            (0.1%)
Short-Term Investments             (1.3%)

--------------------------------------------------------------------------------
SECTORS

                                           [CHART]

Automobiles                       (18.4%)
Beverages & Tobacco                (7.6%)
Broadcasting and Publishing        (5.1%)
Chemicals                          (5.9%)
Electronic Components -- Misc     (20.6%)
Energy Equipment & Services        (9.5%)
Financial Services                 (3.1%)
Health & Personal Care            (14.1%)
Machinery & Engineering            (2.1%)
Other                             (11.4%)
Transportation -- Road & Rail      (2.2%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS


                                                         PERCENT OF
                                                         NET ASSETS
                                                         ----------
     1.    Infosys Technology Ltd.                          17.9%
     2.    Bharat Heavy Electricals Ltd.                     9.1
     3.    Hero Honda Ltd.                                   5.2
     4.    Zee Telefilms Ltd.                                4.4
     5.    Punjab Tractors Ltd.                              4.3
     6.    ITC Ltd.                                          4.0
     7.    Agrevo India Ltd.                                 3.7
     8.    Tata Tea Ltd.                                     3.6
     9.    Novartis India Ltd.                               3.3
    10.    Tata Engineering & Locomotive Ltd.                3.2
                                                            ----
                                                            58.7%
                                                            ----
                                                            ----


FINANCIAL STATEMENTS
---------
STATEMENT OF NET ASSETS (UNAUDITED)
---------
MARCH 31, 1999

                                                          VALUE
                                        SHARES            (000)
---------------------------------------------------------------
COMMON STOCKS (98.8%)
(Unless otherwise noted)
---------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES (1.7%)
  Phillips India Ltd.                     799,550  U.S.$  3,002
  Supreme Industries Ltd.                 832,900         3,937
                                                   ------------
                                                          6,939
                                                   ------------
---------------------------------------------------------------
AUTOMOBILES (18.4%)
  Apollo Tyres Ltd.                         2,325             3
  Bajaj Tempo Ltd.                          1,669             5
  Castrol (India) Ltd.                      1,150            23
  Ceat Ltd.                                   135            -- @
  Denso India Ltd.                            400            -- @
  Elgi Tyres & Tread Ltd.                 410,100         2,794
  Hero Honda Ltd.                       1,046,080        21,581
  Lumax Industries Ltd.                       100            -- @
  Motherson Sumi Systems Ltd.               2,488             4
  Motor Industries Co., Ltd.               39,942         3,389
  MRF Ltd.                                109,280         4,992
  Patheja Bros Forgings & Stamp Ltd.      450,000            -- @
  Punjab Tractors Ltd.                    550,670        18,091
  Rane Brakes & Lining Ltd.                 7,200            20
  Rane Madras Ltd.                        213,100           291
  S.K.F. Bearings Ltd.                     55,256         1,224
  Subros Auto Ltd.                          7,195             9
  Sundaram Fasteners Ltd.                 394,550         3,327
  Tata Engineering & Locomotive Ltd.    3,328,723        13,276
  TVS Suzuki Ltd.                         671,450         7,697
  VST Tillers & Tractors Ltd.                 100            -- @
                                                   ------------
                                                         76,726
                                                   ------------
---------------------------------------------------------------
BANKING (1.6%)
  HDFC Bank Ltd.                        1,558,700         2,541
  State Bank of India Ltd.                848,920         4,270
                                                   ------------
                                                          6,811
                                                   ------------
---------------------------------------------------------------
BEVERAGES & TOBACCO (7.6%)
  ITC Ltd.                                740,067        16,799
  Tata Tea Ltd.                         1,315,000        15,002
                                                   ------------
                                                         31,801
                                                   ------------
---------------------------------------------------------------
BROADCASTING & PUBLISHING (5.1%)
  New Delhi Television Ltd.               333,300         1,061
  Tata Donnelley Ltd.                     293,250         1,481
  Zee Telefilms Ltd.                      797,700        18,554
                                                   ------------
                                                         21,096
                                                   ------------
---------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS (0.6%)
  Associated Cement Co., Ltd.                   1            -- @
  ITW Signode India Ltd.                1,077,500         2,654
                                                   ------------
                                                          2,654
                                                   ------------
---------------------------------------------------------------
CHEMICALS (5.9%)
  Agrevo India Ltd.                       737,260  U.S.$ 15,475
  Ciba Specialty Chemicals
    (India) Ltd.                               45            -- @
  Colour-Chem Ltd.                         64,602         3,638
  ICI India Ltd.                          402,078         2,062
  Monsanto Chemicals of India              99,800         3,279
  Reliance Industries Ltd.                    700             2
  Sudarshan Chemicals Ltd.                234,552           271
                                                   ------------
                                                         24,727
                                                   ------------
---------------------------------------------------------------
DATA PROCESSING & REPRODUCTION (1.3%)
  NIIT Ltd.                                51,600         2,281
  Tata Infotech Ltd.                       77,050         3,062
                                                   ------------
                                                          5,343
                                                   ------------
---------------------------------------------------------------
ELECTRONIC COMPONENTS -- MISC (20.6%)
  Fujitsu ICIM Ltd.                       584,865         6,283
  Infosys Technology Ltd.               1,081,746        74,581
  Mastek Ltd.                                 100             2
  Modi Xerox Ltd.                       1,077,400         5,092
                                                   ------------
                                                         85,958
                                                   ------------
---------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (9.5%)
  Bharat Heavy Electricals Ltd.         6,768,500        37,891
  Jyoti Structures Ltd.                   167,750           271
  Shriram Honda Power Equipment Ltd.      318,330         1,296
                                                   ------------
                                                         39,458
                                                   ------------
---------------------------------------------------------------
ENERGY SOURCES (0.0%)
  Renewable Energy Ltd.                    47,800             1
                                                   ------------
---------------------------------------------------------------
FINANCIAL SERVICES (3.1%)
  Canfin Homes Ltd.                           950            -- @
  Housing Development
    Finance Corp., Ltd.                   236,132        12,690
  ICICI Ltd. - New                             20            -- @
  Sundaram Finance Ltd.                   119,800           324
  UTI Mastergain                           46,500            11
  UTI-MasterShares Ltd.                     5,400             2
                                                   ------------
                                                         13,027
                                                   ------------
---------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS (0.3%)
  Smithkline Beecham Consumer Health       69,420         1,109
    Care Ltd.                                      ------------
---------------------------------------------------------------
HEALTH & PERSONAL CARE (14.1%)
  Cipla Ltd.                              237,350         7,832
  Dr. Reddy's Laboratories Ltd.           255,000         5,181
  E. Merck (India) Ltd.                   352,675         6,021
  Glaxo India Ltd.                        125,000         2,702
  Hoechst Marion Roussel India Ltd.       475,450         7,318
  Lakme Ltd.                                   75            -- @
  Marico Industries Ltd.                  283,200         4,925
---------------------------------------------------------------


                                       6


                                                          VALUE
                                        SHARES            (000)
---------------------------------------------------------------
HEALTH & PERSONAL CARE (CONTINUED)
  Novartis India Ltd.                     631,600  U.S.$ 13,875
  Pfizer Ltd.                                 100             3
  Smithkline Beecham Pharmaceuticals
    (India) Ltd.                          479,940         6,047
  Sun Pharmaceutical Industries Ltd.      400,700         4,958
  TTK Biomed Ltd.                              50            -- @
  Unichem Labs Ltd.                        14,350            83
                                                   ------------
                                                         58,945
                                                   ------------
---------------------------------------------------------------
INDUSTRIAL COMPONENTS (0.3%)
  Chicago Pneumatic India Ltd.            324,940           487
  Rane Madras Ltd.                        195,700           622
                                                   ------------
                                                          1,109
                                                   ------------
---------------------------------------------------------------
LEISURE & TOURISM (0.3%)
  EIH Ltd.                                260,400         1,302
  ITC Hotels Ltd.                             400             1
                                                   ------------
                                                          1,303
                                                   ------------
---------------------------------------------------------------
MACHINERY & ENGINEERING (2.1%)
  Advani-Oerlikon Ltd.                         27            -- @
  Cummins India Ltd.                      398,440         3,327
  Elgi Equipments Ltd.                         50            -- @
  Esab India Ltd.                         564,850         1,320
  Lakshmi Machine Works Ltd.               19,268           808
  Lakshmi Synthetic Machinery Ltd.        137,700            51
  Revathi-CP Equipment Ltd.               298,600         3,104
                                                   ------------
                                                          8,610
                                                   ------------
---------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES (0.8%)
  Essel Packaging Ltd.                    368,075         2,355
  Titan Industries Ltd.                   651,775         1,217
                                                   ------------
                                                          3,572
                                                   ------------
---------------------------------------------------------------
MULTI-INDUSTRY (1.4%)
  Delta International                     570,000            -- @
  Larsen & Toubro Ltd.                    924,000         5,096
  Rajapalayam Mills                        17,100           624
                                                   ------------
                                                          5,720
                                                   ------------
---------------------------------------------------------------
TEXTILES & APPAREL (1.9%)
  Bata India Ltd.                       1,018,561         6,734
  Coates of India Ltd.                    178,150           417
  J.K. Synthetics Ltd.                      2,895            -- @
  Madura Coats Ltd.                       379,550           460
  Mahavir Spinning Mills Ltd.              10,050            10
  Maral Overseas Ltd.                         500             1
  SRF Ltd.                                    350               @
  Vardhaman Spinning &
    General Mills Ltd.                    332,450           462
                                                   ------------
                                                          8,084
                                                   ------------
---------------------------------------------------------------
TRANSPORTATION -- ROAD & RAIL (2.2%)
  Container Corp. of India Ltd.         2,216,500  U.S.$  9,190
                                                   ------------
---------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost U.S.$275,873)                                   412,183
                                                   ------------
---------------------------------------------------------------
                                             FACE
                                            AMOUNT
                                             (000)
---------------------------------------------------------------
FIXED INCOME SECURITIES (0.1%)
---------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES (0.1%)
  Garware Plastics & Polyester Ltd.
    16.00%, 5/1/05
    (Cost U.S.$626)                  INR       277          375
                                                   ------------
---------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.6%)
---------------------------------------------------------------
REPURCHASE AGREEMENT(0.6%)
  Chase Securities, Inc. 4.65%,
    dated 3/31/99, due 4/1/99,
    to be repurchased at
    U.S.$2,363, collateralized by
    U.S.$1,805, United States
    Treasury Bonds, 8.875%, due
    8/15/17, valued at U.S.$2,383
  (Cost U.S.$2,363)                  U.S.$   2,363        2,363
                                                   ------------
---------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (0.7%)
  Indian Rupee
    (Cost U.S.$3,028)                INR   128,471        3,028
                                                   ------------
---------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
  (Cost U.S.$281,890)                                   417,949
                                                   ------------
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
  Other Assets                       U.S.$  9,581
  Liabilities                             (10,573)         (992)
                                     ------------- ------------
---------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 33,154,092 issued and
    outstanding U.S.$0.01 par value shares
    (100,000,000 shares authorized)                U.S.$416,957
                                                   ------------
                                                   ------------
---------------------------------------------------------------
NET ASSET VALUE PER SHARE                          U.S.$  12.58
                                                   ------------
                                                   ------------
---------------------------------------------------------------


@ -- Value is less than U.S.$500.


                                       7